Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019	Jul. 27, 2020	May 29, 2020	Apr. 22, 2020	Mar. 31, 2020	Mar. 31, 2018
Property and equipment useful lives
Authorized share capital amount				$ 100,000	$ 75,000
Ordinary shares, shares authorized	500,000,000	500,000,000		500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, par value	$ 0.0002	$ 0.0002		$ 0.0002	$ 0.00015	$ 0.0002	$ 0.0002
Ordinary shares, shares outstanding	12,000,000		12,000,000	9,000,000	12,000,000	9,000,000
Server hardware
Property and equipment useful lives
Estimated useful lives of property and equipment	5 years	5 years
Vehicles
Property and equipment useful lives
Estimated useful lives of property and equipment	5 years	5 years